Investment Objectives and Goals - Vanguard Emerging Markets Ex-China ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries, excluding China.